Consolidated Statements of Shareholders' Equity (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Gain/(loss) relating to proportionate share of other comprehensive income from equity method investments	€ 20.9	€ 33.0	€ 32.8
Accumulated OCI, net of taxes relating to foreign currency translation gain	411.5	319.6	387.9
Accumulated other comprehensive income, gain (loss) on financial instruments, net of taxes	€ 21.7	€ (7.6)	€ 7.6